Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Practices Regarding the Granting of Equity Incentive Compensation
Under the Company’s 2018 Equity Incentive Plan (the “2018 Plan”) and related policies and practices, annual equity grants to employees (including those to NEOs) are generally made at regularly scheduled Compensation Committee and Board meetings around February.
Grants for new hires are generally made on or around the date of the next regularly scheduled Compensation Committee meeting following such new hire’s start date. These Compensation Committee and Board meetings are generally scheduled at least one year in advance.
Options are granted under a stockholder-approved plan and at an exercise price equal to the closing market price of the Company’s common stock on the date of grant. During the year ended December 31, 2025, the Company did not grant any options.
As a general matter, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of awards. This grant timing is used to provide for a routine and regular grant practice regarding all employees, and to make sure that the existence (or lack thereof) of material nonpublic information is not a factor in decisions about the timing or size of grants. Similarly, the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Under the Company’s 2018 Equity Incentive Plan (the “2018 Plan”) and related policies and practices, annual equity grants to employees (including those to NEOs) are generally made at regularly scheduled Compensation Committee and Board meetings around February.
Grants for new hires are generally made on or around the date of the next regularly scheduled Compensation Committee meeting following such new hire’s start date. These Compensation Committee and Board meetings are generally scheduled at least one year in advance.
Options are granted under a stockholder-approved plan and at an exercise price equal to the closing market price of the Company’s common stock on the date of grant. During the year ended December 31, 2025, the Company did not grant any options.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
As a general matter, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of awards. This grant timing is used to provide for a routine and regular grant practice regarding all employees, and to make sure that the existence (or lack thereof) of material nonpublic information is not a factor in decisions about the timing or size of grants. Similarly, the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false